Jan. 27, 2020
Fort Pitt Capital Total Return Fund
FORT PITT CAPITAL TOTAL RETURN FUND
FORT PITT CAPITAL TOTAL RETURN FUND

FPCGX

A series of Advisors Series Trust

Supplement to the Statutory Prospectus and Statement of
Additional Information (“SAI”), each dated February 28, 2019

Effective February 28, 2020, the redemption fee for the Fort Pitt Capital Total Return Fund will be removed. All references to redemption fees throughout the statutory prospectus and statement of additional information are hereby removed.

Please retain this Supplement with your Statutory Prospectus and SAI. The date of this Supplement is January 27, 2020.